American Funds Mortgage Fund®
Investment portfolio
November 30, 2024
unaudited

Bonds, notes & other debt instruments 94.80% Mortgage-backed obligations 84.18% Federal agency mortgage-backed obligations 82.23%	Principal amount (000)	Value (000)
Fannie Mae Pool #745316 6.50% 2/1/2026[1]	USD2	$2
Fannie Mae Pool #256310 6.50% 7/1/2026[1]	1	1
Fannie Mae Pool #928689 6.50% 9/1/2027[1]	3	3
Fannie Mae Pool #AD0838 6.50% 10/1/2027[1]	1	1
Fannie Mae Pool #928957 6.50% 12/1/2027[1]	2	2
Fannie Mae Pool #AL9724 6.50% 2/1/2028[1]	2	2
Fannie Mae Pool #AY1948 3.50% 1/1/2030[1]	34	33
Fannie Mae Pool #AZ0554 3.50% 10/1/2030[1]	46	44
Fannie Mae Pool #613025 6.50% 7/1/2031[1]	5	5
Fannie Mae Pool #BJ4876 3.00% 2/1/2033[1]	257	245
Fannie Mae Pool #BJ4856 3.00% 2/1/2033[1]	82	79
Fannie Mae Pool #BM3919 3.00% 2/1/2033[1]	6	6
Fannie Mae Pool #695412 5.00% 6/1/2033[1]	2	2
Fannie Mae Pool #CA2106 3.50% 7/1/2033[1]	8	8
Fannie Mae Pool #MA1640 2.50% 9/1/2033[1]	608	566
Fannie Mae Pool #AU7556 3.00% 9/1/2033[1]	274	256
Fannie Mae Pool #BJ9000 3.50% 11/1/2033[1]	81	78
Fannie Mae Pool #BO6247 2.50% 12/1/2034[1]	3,731	3,470
Fannie Mae Pool #FM2499 2.50% 2/1/2035[1]	7,307	6,804
Fannie Mae Pool #745001 6.50% 9/1/2035[1]	15	15
Fannie Mae Pool #AD3566 5.00% 10/1/2035[1]	10	11
Fannie Mae Pool #AS7224 4.00% 5/1/2036[1]	1,199	1,171
Fannie Mae Pool #MA2630 4.00% 5/1/2036[1]	222	217
Fannie Mae Pool #MA2717 4.00% 8/1/2036[1]	1,044	1,020
Fannie Mae Pool #MA2746 4.00% 9/1/2036[1]	1,939	1,893
Fannie Mae Pool #MA2787 4.00% 10/1/2036[1]	494	482
Fannie Mae Pool #MA2819 4.00% 11/1/2036[1]	913	892
Fannie Mae Pool #801783 6.50% 2/1/2037[1]	5	5
Fannie Mae Pool #MA3099 4.00% 8/1/2037[1]	1,414	1,380
Fannie Mae Pool #MA3186 4.00% 11/1/2037[1]	2,851	2,768
Fannie Mae Pool #931768 5.00% 8/1/2039[1]	16	16
Fannie Mae Pool #AC0794 5.00% 10/1/2039[1]	69	70
Fannie Mae Pool #AD1823 5.00% 2/1/2040[1]	394	387
Fannie Mae Pool #932606 5.00% 2/1/2040[1]	25	25
Fannie Mae Pool #BQ7816 1.50% 4/1/2041[1]	18,917	15,544
Fannie Mae Pool #BR0986 1.50% 5/1/2041[1]	24,975	20,549
Fannie Mae Pool #AE1248 5.00% 6/1/2041[1]	114	115
Fannie Mae Pool #MA4387 2.00% 7/1/2041[1]	316	270
Fannie Mae Pool #MA4388 2.50% 7/1/2041[1]	6,439	5,611
Fannie Mae Pool #MA4447 2.50% 10/1/2041[1]	13,417	11,745
Fannie Mae Pool #FM9117 2.50% 10/1/2041[1]	7,176	6,299
Fannie Mae Pool #AJ1873 4.00% 10/1/2041[1]	154	148
Fannie Mae Pool #AE1277 5.00% 11/1/2041[1]	47	48
Fannie Mae Pool #MA4502 2.50% 12/1/2041[1]	15,063	13,222
Fannie Mae Pool #AE1283 5.00% 12/1/2041[1]	30	30
American Funds Mortgage Fund — Page 1 of 23

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA4521 2.50% 1/1/2042[1]	USD19,014	$16,603
Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]	6,864	5,820
Fannie Mae Pool #AE1290 5.00% 2/1/2042[1]	62	63
Fannie Mae Pool #MA4570 2.00% 3/1/2042[1]	8,657	7,337
Fannie Mae Pool #MA4586 2.00% 4/1/2042[1]	2,390	2,030
Fannie Mae Pool #AR1512 3.50% 1/1/2043[1]	125	116
Fannie Mae Pool #AT0412 3.50% 3/1/2043[1]	57	53
Fannie Mae Pool #AT0300 3.50% 3/1/2043[1]	33	31
Fannie Mae Pool #AT7457 3.025% 4/1/2043[1]	164	149
Fannie Mae Pool #AT3954 3.50% 4/1/2043[1]	46	43
Fannie Mae Pool #AT7470 2.275% 5/1/2043[1]	100	84
Fannie Mae Pool #AU0626 2.275% 6/1/2043[1]	154	131
Fannie Mae Pool #AT5898 3.00% 6/1/2043[1]	2,822	2,553
Fannie Mae Pool #AL3829 3.50% 6/1/2043[1]	1,090	1,020
Fannie Mae Pool #AT7161 3.50% 6/1/2043[1]	338	315
Fannie Mae Pool #AU8120 2.275% 7/1/2043[1]	68	57
Fannie Mae Pool #AU8121 2.275% 8/1/2043[1]	84	72
Fannie Mae Pool #MA1583 4.00% 9/1/2043[1]	1,773	1,701
Fannie Mae Pool #AX8521 3.50% 12/1/2044[1]	78	73
Fannie Mae Pool #AY1829 3.50% 12/1/2044[1]	54	50
Fannie Mae Pool #BE5009 3.50% 1/1/2045[1]	335	311
Fannie Mae Pool #BE5017 3.50% 2/1/2045[1]	643	594
Fannie Mae Pool #FM9416 3.50% 7/1/2045[1]	1,518	1,407
Fannie Mae Pool #AS8310 3.00% 11/1/2046[1]	695	624
Fannie Mae Pool #BD2440 3.50% 1/1/2047[1]	313	288
Fannie Mae Pool #FS3767 2.00% 4/1/2047[1]	6,860	5,615
Fannie Mae Pool #BM1179 3.00% 4/1/2047[1]	851	764
Fannie Mae Pool #MA3002 4.50% 4/1/2047[1]	614	580
Fannie Mae Pool #BE8740 3.50% 5/1/2047[1]	530	489
Fannie Mae Pool #BE8742 3.50% 5/1/2047[1]	73	67
Fannie Mae Pool #BH2846 3.50% 5/1/2047[1]	37	34
Fannie Mae Pool #BH2848 3.50% 5/1/2047[1]	35	32
Fannie Mae Pool #BH2847 3.50% 5/1/2047[1]	19	17
Fannie Mae Pool #BH3122 4.00% 6/1/2047[1]	38	36
Fannie Mae Pool #BH4101 3.50% 10/1/2047[1]	12,793	11,797
Fannie Mae Pool #BJ5015 4.00% 12/1/2047[1]	830	791
Fannie Mae Pool #BM2006 4.00% 1/1/2048[1]	14	14
Fannie Mae Pool #BJ4901 3.50% 3/1/2048[1]	398	367
Fannie Mae Pool #BK5232 4.00% 5/1/2048[1]	524	499
Fannie Mae Pool #BK6840 4.00% 6/1/2048[1]	716	682
Fannie Mae Pool #BK9743 4.00% 8/1/2048[1]	190	180
Fannie Mae Pool #BK9761 4.50% 8/1/2048[1]	81	79
Fannie Mae Pool #CA2850 4.00% 12/1/2048[1]	1,208	1,155
Fannie Mae Pool #BF0320 5.50% 1/1/2049[1]	1,779	1,826
Fannie Mae Pool #FM3280 3.50% 5/1/2049[1]	398	368
Fannie Mae Pool #FM1062 3.50% 6/1/2049[1]	4,105	3,787
Fannie Mae Pool #BN6708 3.50% 6/1/2049[1]	1,105	1,019
Fannie Mae Pool #BJ8411 3.50% 8/1/2049[1]	1,062	979
Fannie Mae Pool #CA4151 3.50% 9/1/2049[1]	5,367	4,957
Fannie Mae Pool #FM1443 3.50% 9/1/2049[1]	2,948	2,718
Fannie Mae Pool #CA5968 2.50% 6/1/2050[1]	1,334	1,139
Fannie Mae Pool #BP5576 2.50% 6/1/2050[1]	398	334
Fannie Mae Pool #FS3745 2.00% 8/1/2050[1]	8,753	7,084
Fannie Mae Pool #CA6593 2.50% 8/1/2050[1]	3,982	3,396
American Funds Mortgage Fund — Page 2 of 23

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BP6715 2.00% 9/1/2050[1]	USD1	$1
Fannie Mae Pool #FP0015 2.50% 9/1/2050[1]	5	4
Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]	505	448
Fannie Mae Pool #FM4591 2.50% 10/1/2050[1]	16,388	13,758
Fannie Mae Pool #CA7737 2.50% 11/1/2050[1]	39,412	33,500
Fannie Mae Pool #BQ7564 2.50% 11/1/2050[1]	61	51
Fannie Mae Pool #CA8108 2.00% 12/1/2050[1]	13,929	11,314
Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]	914	739
Fannie Mae Pool #CA8044 2.50% 12/1/2050[1]	28,300	23,968
Fannie Mae Pool #MA4237 2.00% 1/1/2051[1]	805	647
Fannie Mae Pool #CA8862 2.50% 1/1/2051[1]	31,836	27,190
Fannie Mae Pool #CA8820 2.00% 2/1/2051[1]	28,307	22,994
Fannie Mae Pool #FM6112 2.50% 2/1/2051[1]	29,478	24,965
Fannie Mae Pool #CA8828 2.50% 2/1/2051[1]	27,047	23,062
Fannie Mae Pool #CB0290 2.00% 4/1/2051[1]	6,108	4,934
Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]	43	35
Fannie Mae Pool #BR8460 2.50% 4/1/2051[1]	408	342
Fannie Mae Pool #CB0041 3.00% 4/1/2051[1]	5,294	4,709
Fannie Mae Pool #BR1035 2.00% 5/1/2051[1]	26	21
Fannie Mae Pool #FM7304 2.50% 5/1/2051[1]	4,857	4,070
Fannie Mae Pool #CB0457 2.50% 5/1/2051[1]	4,785	4,053
Fannie Mae Pool #CB0737 3.00% 6/1/2051[1]	7,588	6,689
Fannie Mae Pool #CB0850 3.00% 6/1/2051[1]	4,813	4,240
Fannie Mae Pool #FS3744 2.00% 7/1/2051[1]	25,781	20,854
Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]	2,084	1,773
Fannie Mae Pool #FM9330 3.00% 7/1/2051[1]	30,458	26,877
Fannie Mae Pool #CB1394 2.50% 8/1/2051[1]	411	345
Fannie Mae Pool #CB1527 2.50% 9/1/2051[1]	35,990	30,458
Fannie Mae Pool #FM8981 3.00% 10/1/2051[1]	29,199	25,739
Fannie Mae Pool #FS4628 3.00% 10/1/2051[1]	7,462	6,574
Fannie Mae Pool #MA4465 2.00% 11/1/2051[1]	2,920	2,354
Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]	202	164
Fannie Mae Pool #FM9492 2.50% 11/1/2051[1]	10,955	9,317
Fannie Mae Pool #FM9694 2.50% 11/1/2051[1]	5,148	4,404
Fannie Mae Pool #FS0433 2.50% 12/1/2051[1]	31,017	26,711
Fannie Mae Pool #FM9804 2.50% 12/1/2051[1]	5,635	4,812
Fannie Mae Pool #CB2286 2.50% 12/1/2051[1]	5,567	4,721
Fannie Mae Pool #FM9976 3.00% 12/1/2051[1]	7,694	6,863
Fannie Mae Pool #FS4203 2.50% 1/1/2052[1]	10,406	8,720
Fannie Mae Pool #FS6479 2.50% 1/1/2052[1]	180	151
Fannie Mae Pool #CB2544 3.00% 1/1/2052[1]	16,170	14,256
Fannie Mae Pool #BV3080 2.00% 2/1/2052[1]	33,054	26,555
Fannie Mae Pool #BV3076 2.00% 2/1/2052[1]	9,964	8,006
Fannie Mae Pool #CB2765 2.00% 2/1/2052[1]	8,267	6,685
Fannie Mae Pool #MA4547 2.00% 2/1/2052[1]	2,154	1,732
Fannie Mae Pool #FS0834 2.50% 2/1/2052[1]	16,628	13,932
Fannie Mae Pool #CB2870 2.50% 2/1/2052[1]	454	383
Fannie Mae Pool #FS0647 3.00% 2/1/2052[1]	1,392	1,236
Fannie Mae Pool #BV3101 2.00% 3/1/2052[1]	1,762	1,419
Fannie Mae Pool #MA4562 2.00% 3/1/2052[1]	866	695
Fannie Mae Pool #FS1742 2.00% 3/1/2052[1]	852	686
Fannie Mae Pool #BU8882 4.00% 3/1/2052[1]	5,420	5,080
Fannie Mae Pool #MA4577 2.00% 4/1/2052[1]	24,721	19,860
Fannie Mae Pool #FS9189 2.00% 5/1/2052[1]	4,847	3,905
American Funds Mortgage Fund — Page 3 of 23

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA4626 4.00% 6/1/2052[1]	USD28,039	$26,269
Fannie Mae Pool #CB4119 4.00% 7/1/2052[1]	81,053	75,971
Fannie Mae Pool #MA4711 5.50% 7/1/2052[1]	418	419
Fannie Mae Pool #CB4418 5.50% 8/1/2052[1]	442	442
Fannie Mae Pool #BW9206 5.50% 8/1/2052[1]	152	156
Fannie Mae Pool #CB4620 5.00% 9/1/2052[1]	10,386	10,266
Fannie Mae Pool #FS3056 2.00% 10/1/2052[1]	4,834	3,878
Fannie Mae Pool #CB4852 4.50% 10/1/2052[1]	21,277	20,471
Fannie Mae Pool #MA4785 5.00% 10/1/2052[1]	3,959	3,898
Fannie Mae Pool #BW1289 5.50% 10/1/2052[1]	3,376	3,382
Fannie Mae Pool #BW1243 5.50% 10/1/2052[1]	2,999	3,005
Fannie Mae Pool #BX1223 5.50% 10/1/2052[1]	430	432
Fannie Mae Pool #BX1488 5.50% 10/1/2052[1]	382	388
Fannie Mae Pool #CB5020 5.50% 10/1/2052[1]	66	66
Fannie Mae Pool #FS3256 6.00% 11/1/2052[1]	78	79
Fannie Mae Pool #MA4842 5.50% 12/1/2052[1]	4,545	4,553
Fannie Mae Pool #BX5662 4.00% 1/1/2053[1]	724	678
Fannie Mae Pool #FS5520 4.50% 1/1/2053[1]	16,033	15,406
Fannie Mae Pool #MA4894 6.00% 1/1/2053[1]	48,696	49,325
Fannie Mae Pool #BX5931 6.00% 1/1/2053[1]	3,954	4,004
Fannie Mae Pool #CB5545 6.50% 1/1/2053[1]	4,936	5,086
Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]	9,435	9,447
Fannie Mae Pool #BX4108 5.50% 2/1/2053[1]	742	743
Fannie Mae Pool #BX5097 5.50% 2/1/2053[1]	662	662
Fannie Mae Pool #FS3759 6.00% 2/1/2053[1]	9,646	9,912
Fannie Mae Pool #MA4920 6.00% 2/1/2053[1]	1,651	1,674
Fannie Mae Pool #FS4191 5.50% 3/1/2053[1]	1,886	1,898
Fannie Mae Pool #BX8835 5.50% 3/1/2053[1]	880	881
Fannie Mae Pool #BX7779 5.50% 3/1/2053[1]	833	836
Fannie Mae Pool #BX8514 5.50% 3/1/2053[1]	721	723
Fannie Mae Pool #BX8389 5.50% 3/1/2053[1]	723	723
Fannie Mae Pool #BX9427 5.50% 3/1/2053[1]	251	253
Fannie Mae Pool #MA4941 5.50% 3/1/2053[1]	43	43
Fannie Mae Pool #CB5912 6.00% 3/1/2053[1]	8,049	8,155
Fannie Mae Pool #MA4942 6.00% 3/1/2053[1]	830	841
Fannie Mae Pool #BX8781 6.00% 3/1/2053[1]	376	381
Fannie Mae Pool #BY2249 4.00% 4/1/2053[1]	709	664
Fannie Mae Pool #MA4993 4.00% 4/1/2053[1]	604	565
Fannie Mae Pool #BX9358 4.00% 4/1/2053[1]	184	172
Fannie Mae Pool #MA4978 5.00% 4/1/2053[1]	27,338	26,899
Fannie Mae Pool #BX9041 5.00% 4/1/2053[1]	94	93
Fannie Mae Pool #MA4979 5.50% 4/1/2053[1]	17,615	17,612
Fannie Mae Pool #BY2795 5.50% 4/1/2053[1]	564	565
Fannie Mae Pool #MA4980 6.00% 4/1/2053[1]	21,831	22,100
Fannie Mae Pool #BX8415 6.00% 4/1/2053[1]	195	198
Fannie Mae Pool #BW5278 6.00% 4/1/2053[1]	142	144
Fannie Mae Pool #CB6131 6.50% 4/1/2053[1]	18,304	18,988
Fannie Mae Pool #CB6106 6.50% 4/1/2053[1]	5,454	5,656
Fannie Mae Pool #FS5335 4.00% 5/1/2053[1]	298	279
Fannie Mae Pool #MA5027 4.00% 5/1/2053[1]	169	158
Fannie Mae Pool #CB6303 4.50% 5/1/2053[1]	113,634	109,282
Fannie Mae Pool #MA5008 4.50% 5/1/2053[1]	3,930	3,778
Fannie Mae Pool #MA5009 5.00% 5/1/2053[1]	249,360	245,083
Fannie Mae Pool #FS4563 5.00% 5/1/2053[1]	4,345	4,278
American Funds Mortgage Fund — Page 4 of 23

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]	USD5,994	$5,994
Fannie Mae Pool #FS4840 5.50% 5/1/2053[1]	359	359
Fannie Mae Pool #BY0849 5.50% 5/1/2053[1]	38	38
Fannie Mae Pool #MA5011 6.00% 5/1/2053[1]	32,960	33,366
Fannie Mae Pool #FS4736 6.50% 5/1/2053[1]	266	273
Fannie Mae Pool #FS6793 4.00% 6/1/2053[1]	3,111	2,912
Fannie Mae Pool #CB6471 4.50% 6/1/2053[1]	3,096	2,977
Fannie Mae Pool #MA5038 5.00% 6/1/2053[1]	45,334	44,548
Fannie Mae Pool #MA5039 5.50% 6/1/2053[1]	43,727	43,723
Fannie Mae Pool #FS5192 5.50% 6/1/2053[1]	5,301	5,308
Fannie Mae Pool #BY3521 5.50% 6/1/2053[1]	891	891
Fannie Mae Pool #MA5040 6.00% 6/1/2053[1]	64,735	65,651
Fannie Mae Pool #CB6485 6.00% 6/1/2053[1]	13,661	13,843
Fannie Mae Pool #FS4932 6.00% 6/1/2053[1]	9,423	9,546
Fannie Mae Pool #CB6486 6.00% 6/1/2053[1]	8,290	8,427
Fannie Mae Pool #CB6465 6.00% 6/1/2053[1]	6,303	6,386
Fannie Mae Pool #FS4775 6.00% 6/1/2053[1]	92	94
Fannie Mae Pool #CB6491 6.50% 6/1/2053[1]	5,523	5,709
Fannie Mae Pool #CB6490 6.50% 6/1/2053[1]	1,992	2,048
Fannie Mae Pool #CB6468 6.50% 6/1/2053[1]	1,432	1,470
Fannie Mae Pool #FS7823 2.00% 7/1/2053[1]	4,355	3,504
Fannie Mae Pool #CB6713 4.00% 7/1/2053[1]	609	570
Fannie Mae Pool #MA5070 4.50% 7/1/2053[1]	54,127	52,033
Fannie Mae Pool #CB6719 4.50% 7/1/2053[1]	6,736	6,475
Fannie Mae Pool #MA5071 5.00% 7/1/2053[1]	3,703	3,640
Fannie Mae Pool #BY6763 5.00% 7/1/2053[1]	575	565
Fannie Mae Pool #BU4112 5.00% 7/1/2053[1]	95	93
Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]	39,655	39,672
Fannie Mae Pool #FS5343 6.00% 7/1/2053[1]	43,619	44,277
Fannie Mae Pool #MA5073 6.00% 7/1/2053[1]	182	185
Fannie Mae Pool #AS0745 3.50% 8/1/2053[1]	439	392
Fannie Mae Pool #BX4568 4.00% 8/1/2053[1]	856	802
Fannie Mae Pool #MA5127 4.00% 8/1/2053[1]	311	291
Fannie Mae Pool #CB6853 4.50% 8/1/2053[1]	10,497	10,090
Fannie Mae Pool #BY8293 6.00% 8/1/2053[1]	3,541	3,591
Fannie Mae Pool #MA5135 4.00% 9/1/2053[1]	256	239
Fannie Mae Pool #MA5136 4.50% 9/1/2053[1]	49,800	47,852
Fannie Mae Pool #FS5769 6.00% 9/1/2053[1]	15,889	16,085
Fannie Mae Pool #CB7122 6.00% 9/1/2053[1]	4,429	4,484
Fannie Mae Pool #MA5139 6.00% 9/1/2053[1]	830	840
Fannie Mae Pool #MA5177 4.00% 10/1/2053[1]	1,942	1,818
Fannie Mae Pool #MA5166 6.00% 10/1/2053[1]	23,346	23,643
Fannie Mae Pool #CB7242 6.50% 10/1/2053[1]	3,931	4,049
Fannie Mae Pool #MA5167 6.50% 10/1/2053[1]	1,379	1,414
Fannie Mae Pool #MA5207 4.00% 11/1/2053[1]	11,390	10,660
Fannie Mae Pool #MA5190 5.50% 11/1/2053[1]	18,408	18,404
Fannie Mae Pool #FS6838 5.50% 11/1/2053[1]	1,042	1,041
Fannie Mae Pool #MA5191 6.00% 11/1/2053[1]	11,907	12,059
Fannie Mae Pool #CB7438 6.00% 11/1/2053[1]	4,842	4,907
Fannie Mae Pool #CB7480 6.00% 11/1/2053[1]	3,391	3,437
Fannie Mae Pool #CB7510 6.50% 11/1/2053[1]	31,551	32,558
Fannie Mae Pool #CB7426 6.50% 11/1/2053[1]	6,063	6,241
Fannie Mae Pool #MA5236 4.00% 12/1/2053[1]	3,000	2,807
Fannie Mae Pool #MA5215 5.50% 12/1/2053[1]	6,193	6,191
American Funds Mortgage Fund — Page 5 of 23

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CB7617 6.00% 12/1/2053[1]	USD32,050	$32,479
Fannie Mae Pool #MA5216 6.00% 12/1/2053[1]	8,479	8,586
Fannie Mae Pool #CB7626 6.50% 12/1/2053[1]	6,601	6,811
Fannie Mae Pool #FS6880 6.00% 1/1/2054[1]	11,449	11,622
Fannie Mae Pool #CB7862 6.00% 1/1/2054[1]	4,407	4,467
Fannie Mae Pool #FS6873 6.50% 1/1/2054[1]	28,821	29,595
Fannie Mae Pool #FS6767 6.50% 1/1/2054[1]	13,316	13,719
Fannie Mae Pool #FS6763 6.50% 1/1/2054[1]	3,658	3,777
Fannie Mae Pool #FS9507 4.50% 2/1/2054[1]	28,800	27,677
Fannie Mae Pool #MA5270 5.00% 2/1/2054[1]	665	653
Fannie Mae Pool #FS6809 5.50% 2/1/2054[1]	534	534
Fannie Mae Pool #CB7932 6.00% 2/1/2054[1]	54,849	55,576
Fannie Mae Pool #FS7031 6.00% 2/1/2054[1]	7,497	7,592
Fannie Mae Pool #CB7933 6.50% 2/1/2054[1]	24,456	25,121
Fannie Mae Pool #CB7917 6.50% 2/1/2054[1]	12,068	12,398
Fannie Mae Pool #FS7162 6.50% 2/1/2054[1]	5,339	5,510
Fannie Mae Pool #MA5320 4.00% 3/1/2054[1]	17,961	16,810
Fannie Mae Pool #CB8143 5.50% 3/1/2054[1]	27,222	27,340
Fannie Mae Pool #CB8147 5.50% 3/1/2054[1]	23,435	23,523
Fannie Mae Pool #MA5296 5.50% 3/1/2054[1]	14,596	14,588
Fannie Mae Pool #CB8148 5.50% 3/1/2054[1]	11,702	11,762
Fannie Mae Pool #CB8163 6.00% 3/1/2054[1]	14,646	14,935
Fannie Mae Pool #CB8168 6.00% 3/1/2054[1]	10,137	10,290
Fannie Mae Pool #CB8153 6.00% 3/1/2054[1]	3,593	3,663
Fannie Mae Pool #FS7653 6.50% 3/1/2054[1]	4,047	4,176
Fannie Mae Pool #CB8337 5.50% 4/1/2054[1]	30,350	30,390
Fannie Mae Pool #CB8328 5.50% 4/1/2054[1]	25,520	25,634
Fannie Mae Pool #MA5329 6.50% 4/1/2054[1]	11,690	11,976
Fannie Mae Pool #CB8387 6.50% 4/1/2054[1]	1,541	1,591
Fannie Mae Pool #MA5378 4.00% 5/1/2054[1]	2,000	1,871
Fannie Mae Pool #DB3607 4.00% 5/1/2054[1]	245	229
Fannie Mae Pool #DB2495 6.00% 5/1/2054[1]	2,430	2,460
Fannie Mae Pool #MA5355 6.50% 5/1/2054[1]	3,867	3,962
Fannie Mae Pool #FS8131 5.50% 6/1/2054[1]	1,137	1,142
Fannie Mae Pool #FS8153 6.00% 6/1/2054[1]	24,933	25,467
Fannie Mae Pool #CB8755 6.00% 6/1/2054[1]	7,017	7,145
Fannie Mae Pool #DB6878 6.00% 6/1/2054[1]	3,496	3,538
Fannie Mae Pool #FS8223 6.00% 6/1/2054[1]	1,973	2,003
Fannie Mae Pool #FS8219 6.00% 6/1/2054[1]	1,768	1,803
Fannie Mae Pool #CB8725 6.50% 6/1/2054[1]	29,106	30,077
Fannie Mae Pool #FS8229 6.50% 6/1/2054[1]	10,769	11,126
Fannie Mae Pool #DB5480 6.50% 6/1/2054[1]	68	70
Fannie Mae Pool #BU4699 5.50% 7/1/2054[1]	4,693	4,704
Fannie Mae Pool #DB5213 5.50% 7/1/2054[1]	2,954	2,953
Fannie Mae Pool #CB8842 5.50% 7/1/2054[1]	1,114	1,117
Fannie Mae Pool #FS8400 6.00% 7/1/2054[1]	37,024	37,742
Fannie Mae Pool #MA5421 6.00% 7/1/2054[1]	16,952	17,158
Fannie Mae Pool #CB8858 6.00% 7/1/2054[1]	13,303	13,546
Fannie Mae Pool #BU4700 6.00% 7/1/2054[1]	12,846	13,081
Fannie Mae Pool #CB8855 6.00% 7/1/2054[1]	12,433	12,676
Fannie Mae Pool #DB5214 6.00% 7/1/2054[1]	6,861	6,944
Fannie Mae Pool #FS8318 6.00% 7/1/2054[1]	6,213	6,333
Fannie Mae Pool #FS8591 6.00% 7/1/2054[1]	5,040	5,137
Fannie Mae Pool #BU4707 6.00% 7/1/2054[1]	2,436	2,465
American Funds Mortgage Fund — Page 6 of 23

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #DB6901 6.00% 7/1/2054[1]	USD2,195	$2,222
Fannie Mae Pool #DB7039 6.00% 7/1/2054[1]	1,495	1,521
Fannie Mae Pool #CB8872 6.50% 7/1/2054[1]	44,389	45,870
Fannie Mae Pool #FS8619 6.50% 7/1/2054[1]	24,845	25,638
Fannie Mae Pool #CB8876 6.50% 7/1/2054[1]	13,258	13,633
Fannie Mae Pool #FS8607 6.50% 7/1/2054[1]	12,725	13,130
Fannie Mae Pool #MA5422 6.50% 7/1/2054[1]	8,613	8,822
Fannie Mae Pool #FS8317 6.50% 7/1/2054[1]	7,585	7,826
Fannie Mae Pool #DB6906 6.50% 7/1/2054[1]	4,961	5,081
Fannie Mae Pool #MA5441 4.00% 8/1/2054[1]	5,000	4,679
Fannie Mae Pool #CB8977 5.00% 8/1/2054[1]	258	254
Fannie Mae Pool #MA5445 6.00% 8/1/2054[1]	7,663	7,756
Fannie Mae Pool #FS8757 6.00% 8/1/2054[1]	5,468	5,573
Fannie Mae Pool #DC0299 6.00% 8/1/2054[1]	2,969	3,006
Fannie Mae Pool #DB7692 6.00% 8/1/2054[1]	2,951	2,988
Fannie Mae Pool #BU4916 6.00% 8/1/2054[1]	2,822	2,864
Fannie Mae Pool #FS8756 6.00% 8/1/2054[1]	2,187	2,230
Fannie Mae Pool #FS8758 6.00% 8/1/2054[1]	2,112	2,144
Fannie Mae Pool #DB7792 6.00% 8/1/2054[1]	1,613	1,633
Fannie Mae Pool #BU4968 6.00% 8/1/2054[1]	1,182	1,197
Fannie Mae Pool #DB7687 6.00% 8/1/2054[1]	829	843
Fannie Mae Pool #DB7690 6.00% 8/1/2054[1]	618	628
Fannie Mae Pool #DC0296 6.00% 8/1/2054[1]	573	582
Fannie Mae Pool #MA5446 6.50% 8/1/2054[1]	58,458	59,896
Fannie Mae Pool #CB9071 6.50% 8/1/2054[1]	17,272	17,797
Fannie Mae Pool #FS8783 6.50% 8/1/2054[1]	7,022	7,237
Fannie Mae Pool #FS8934 6.50% 8/1/2054[1]	1,344	1,385
Fannie Mae Pool #MA5467 4.00% 9/1/2054[1]	3,000	2,807
Fannie Mae Pool #CB9210 5.50% 9/1/2054[1]	12,003	12,006
Fannie Mae Pool #FS9025 5.50% 9/1/2054[1]	9,073	9,100
Fannie Mae Pool #FS9001 5.50% 9/1/2054[1]	7,775	7,803
Fannie Mae Pool #CB9146 5.50% 9/1/2054[1]	7,025	7,054
Fannie Mae Pool #BU4946 5.50% 9/1/2054[1]	174	174
Fannie Mae Pool #FS8866 6.00% 9/1/2054[1]	3,656	3,728
Fannie Mae Pool #CB9159 6.00% 9/1/2054[1]	120	122
Fannie Mae Pool #DC1873 6.00% 9/1/2054[1]	10	10
Fannie Mae Pool #BU5166 6.00% 10/1/2054[1]	7,945	8,090
Fannie Mae Pool #BU5049 6.50% 10/1/2054[1]	5,013	5,186
Fannie Mae Pool #DC6548 4.00% 11/1/2054[1]	4,000	3,743
Fannie Mae Pool #MA5528 4.00% 11/1/2054[1]	3,000	2,807
Fannie Mae Pool #DB8242 4.00% 11/1/2054[1]	1,000	936
Fannie Mae Pool #DB2354 4.50% 11/1/2054[1]	43,197	41,498
Fannie Mae Pool #MA5529 4.50% 11/1/2054[1]	5,308	5,100
Fannie Mae Pool #BU5165 5.50% 11/1/2054[1]	6,308	6,323
Fannie Mae Pool #CB9432 6.00% 11/1/2054[1]	19,900	20,293
Fannie Mae Pool #MA5550 4.00% 12/1/2054[1]	4,000	3,743
Fannie Mae Pool #BF0133 4.00% 8/1/2056[1]	18,045	16,937
Fannie Mae Pool #BF0379 3.50% 4/1/2059[1]	3,015	2,715
Fannie Mae Pool #BM6693 3.50% 8/1/2059[1]	49,800	44,856
Fannie Mae Pool #BF0481 3.50% 6/1/2060[1]	1,961	1,766
Fannie Mae Pool #BF0480 3.50% 6/1/2060[1]	1,249	1,125
Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]	1,499	1,285
Fannie Mae Pool #BF0546 2.50% 7/1/2061[1]	24,133	19,788
Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]	4,022	3,868
American Funds Mortgage Fund — Page 7 of 23

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BF0762 3.00% 9/1/2063[1]	USD18,987	$16,267
Fannie Mae Pool #BF0765 3.50% 9/1/2063[1]	120,295	107,274
Fannie Mae Pool #BF0784 3.50% 12/1/2063[1]	6,040	5,386
Fannie Mae Pool #BF0786 4.00% 12/1/2063[1]	8,086	7,517
Freddie Mac Pool #ZA1944 6.50% 6/1/2026[1]	2	2
Freddie Mac Pool #ZJ9210 6.50% 11/1/2027[1]	1	1
Freddie Mac Pool #ZA2045 6.50% 1/1/2028[1]	3	4
Freddie Mac Pool #ZA2066 6.50% 3/1/2028[1]	8	8
Freddie Mac Pool #ZA2096 6.50% 11/1/2028[1]	1	1
Freddie Mac Pool #ZS8675 2.50% 11/1/2032[1]	6	5
Freddie Mac Pool #C91593 2.50% 12/1/2032[1]	23	21
Freddie Mac Pool #ZS0839 6.50% 12/1/2032[1]	5	5
Freddie Mac Pool #ZS8087 2.50% 4/1/2033[1]	17	16
Freddie Mac Pool #C91720 2.50% 8/1/2033[1]	44	41
Freddie Mac Pool #ZS8710 3.00% 8/1/2033[1]	1	1
Freddie Mac Pool #SB8041 3.00% 4/1/2035[1]	— [2]	— [2]
Freddie Mac Pool #ZS4189 6.50% 6/1/2035[1]	1	1
Freddie Mac Pool #K93558 4.00% 5/1/2036[1]	371	359
Freddie Mac Pool #C91877 4.00% 5/1/2036[1]	260	254
Freddie Mac Pool #C91899 4.00% 9/1/2036[1]	446	437
Freddie Mac Pool #G03699 6.00% 1/1/2038[1]	45	47
Freddie Mac Pool #RB5113 1.50% 6/1/2041[1]	120,922	99,356
Freddie Mac Pool #RB5115 2.50% 6/1/2041[1]	24,398	21,417
Freddie Mac Pool #QK1181 2.00% 11/1/2041[1]	1,889	1,602
Freddie Mac Pool #Q05343 4.00% 11/1/2041[1]	239	230
Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]	25,029	21,227
Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]	7,638	6,441
Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]	85,611	72,541
Freddie Mac Pool #RB5153 2.00% 4/1/2042[1]	2,326	1,970
Freddie Mac Pool #Q15874 4.00% 2/1/2043[1]	24	23
Freddie Mac Pool #Q17696 3.50% 4/1/2043[1]	130	122
Freddie Mac Pool #Q18236 3.50% 5/1/2043[1]	374	350
Freddie Mac Pool #Q19133 3.50% 6/1/2043[1]	150	139
Freddie Mac Pool #Q28558 3.50% 9/1/2044[1]	1,305	1,212
Freddie Mac Pool #760014 3.404% 8/1/2045[1,3]	825	811
Freddie Mac Pool #G60238 3.50% 10/1/2045[1]	4,189	3,883
Freddie Mac Pool #Q40896 4.50% 4/1/2046[1]	436	428
Freddie Mac Pool #G67700 3.50% 8/1/2046[1]	1,556	1,442
Freddie Mac Pool #T65389 3.50% 9/1/2046[1]	42	38
Freddie Mac Pool #Q45650 3.50% 1/1/2047[1]	6,064	5,649
Freddie Mac Pool #Q47615 3.50% 4/1/2047[1]	479	438
Freddie Mac Pool #T65448 4.00% 9/1/2047[1]	655	610
Freddie Mac Pool #Q51622 3.50% 10/1/2047[1]	541	495
Freddie Mac Pool #Q52069 3.50% 11/1/2047[1]	709	654
Freddie Mac Pool #Q54709 3.50% 3/1/2048[1]	517	477
Freddie Mac Pool #Q55056 3.50% 3/1/2048[1]	504	466
Freddie Mac Pool #Q54701 3.50% 3/1/2048[1]	476	439
Freddie Mac Pool #Q54700 3.50% 3/1/2048[1]	395	365
Freddie Mac Pool #Q54782 3.50% 3/1/2048[1]	269	249
Freddie Mac Pool #Q54781 3.50% 3/1/2048[1]	181	167
Freddie Mac Pool #Q54831 3.50% 3/1/2048[1]	134	124
Freddie Mac Pool #Q54699 3.50% 3/1/2048[1]	109	101
Freddie Mac Pool #Q54698 3.50% 3/1/2048[1]	64	59
Freddie Mac Pool #G67711 4.00% 3/1/2048[1]	11,797	11,241
American Funds Mortgage Fund — Page 8 of 23

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #Q55060 3.50% 4/1/2048[1]	USD72	$67
Freddie Mac Pool #Q55971 4.00% 5/1/2048[1]	477	454
Freddie Mac Pool #Q56175 4.00% 5/1/2048[1]	428	408
Freddie Mac Pool #Q55970 4.00% 5/1/2048[1]	219	209
Freddie Mac Pool #Q56590 3.50% 6/1/2048[1]	266	246
Freddie Mac Pool #Q56591 3.50% 6/1/2048[1]	142	131
Freddie Mac Pool #Q56589 3.50% 6/1/2048[1]	80	74
Freddie Mac Pool #Q56599 4.00% 6/1/2048[1]	717	682
Freddie Mac Pool #Q57242 4.50% 7/1/2048[1]	87	85
Freddie Mac Pool #Q58411 4.50% 9/1/2048[1]	1,013	989
Freddie Mac Pool #Q58436 4.50% 9/1/2048[1]	517	505
Freddie Mac Pool #Q58378 4.50% 9/1/2048[1]	361	352
Freddie Mac Pool #QA0284 3.50% 6/1/2049[1]	1,560	1,439
Freddie Mac Pool #SD7503 3.50% 8/1/2049[1]	25,518	23,530
Freddie Mac Pool #QA2748 3.50% 9/1/2049[1]	462	426
Freddie Mac Pool #RA1580 3.50% 10/1/2049[1]	3,740	3,454
Freddie Mac Pool #RA1463 3.50% 10/1/2049[1]	3,703	3,420
Freddie Mac Pool #SD0187 3.00% 1/1/2050[1]	2,722	2,423
Freddie Mac Pool #RA1996 3.50% 1/1/2050[1]	9,745	8,976
Freddie Mac Pool #SD7512 3.00% 2/1/2050[1]	10,874	9,668
Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]	532	471
Freddie Mac Pool #SI2062 2.00% 9/1/2050[1]	46,022	37,370
Freddie Mac Pool #SI2080 2.00% 10/1/2050[1]	47,915	38,996
Freddie Mac Pool #SD8106 2.00% 11/1/2050[1]	36,505	29,521
Freddie Mac Pool #RA4352 2.00% 1/1/2051[1]	25,557	20,742
Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]	149	121
Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]	248	200
Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]	25,639	20,863
Freddie Mac Pool #RA5259 2.50% 5/1/2051[1]	4,652	3,940
Freddie Mac Pool #SD7544 3.00% 7/1/2051[1]	21,229	18,823
Freddie Mac Pool #SD7545 2.50% 9/1/2051[1]	4,257	3,623
Freddie Mac Pool #QC7626 3.00% 9/1/2051[1]	10,522	9,270
Freddie Mac Pool #SD2880 3.00% 10/1/2051[1]	15,036	13,240
Freddie Mac Pool #RA6406 2.00% 11/1/2051[1]	6,314	5,139
Freddie Mac Pool #SD7548 2.50% 11/1/2051[1]	8,492	7,227
Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]	5,630	4,785
Freddie Mac Pool #SD8182 2.00% 12/1/2051[1]	840	676
Freddie Mac Pool #QD2929 4.00% 12/1/2051[1]	587	550
Freddie Mac Pool #RA6114 2.00% 2/1/2052[1]	1,555	1,249
Freddie Mac Pool #QD6836 2.00% 2/1/2052[1]	872	700
Freddie Mac Pool #RA6913 2.00% 2/1/2052[1]	287	231
Freddie Mac Pool #SD0873 3.50% 2/1/2052[1]	29,491	27,195
Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]	495	452
Freddie Mac Pool #SD5343 2.00% 3/1/2052[1]	1,916	1,540
Freddie Mac Pool #QD8820 2.00% 3/1/2052[1]	177	142
Freddie Mac Pool #SD7553 3.00% 3/1/2052[1]	6,737	5,959
Freddie Mac Pool #SD8204 2.00% 4/1/2052[1]	1,748	1,404
Freddie Mac Pool #SD8213 3.00% 5/1/2052[1]	129,210	112,779
Freddie Mac Pool #SD6496 2.00% 6/1/2052[1]	2,055	1,654
Freddie Mac Pool #SD8220 3.00% 6/1/2052[1]	65,647	57,345
Freddie Mac Pool #RA7556 4.50% 6/1/2052[1]	12,598	12,121
Freddie Mac Pool #SD8225 3.00% 7/1/2052[1]	69,210	60,423
Freddie Mac Pool #SD7556 3.00% 8/1/2052[1]	211	187
Freddie Mac Pool #QE7537 4.50% 8/1/2052[1]	9,201	8,854
American Funds Mortgage Fund — Page 9 of 23

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD8242 3.00% 9/1/2052[1]	USD10,766	$9,400
Freddie Mac Pool #RA7938 5.00% 9/1/2052[1]	2,776	2,734
Freddie Mac Pool #QF0924 5.50% 9/1/2052[1]	451	451
Freddie Mac Pool #SD8256 4.00% 10/1/2052[1]	3,084	2,888
Freddie Mac Pool #QF1236 4.50% 10/1/2052[1]	8,591	8,265
Freddie Mac Pool #SD8258 5.00% 10/1/2052[1]	22,635	22,286
Freddie Mac Pool #RA8059 5.50% 10/1/2052[1]	9,834	9,897
Freddie Mac Pool #QF2363 4.50% 11/1/2052[1]	38,142	36,663
Freddie Mac Pool #SD1895 4.50% 11/1/2052[1]	37,131	36,444
Freddie Mac Pool #QF3907 4.50% 11/1/2052[1]	33,576	32,304
Freddie Mac Pool #SD8266 4.50% 11/1/2052[1]	872	839
Freddie Mac Pool #SD2948 5.50% 11/1/2052[1]	13,987	14,004
Freddie Mac Pool #QF2862 6.50% 11/1/2052[1]	17	17
Freddie Mac Pool #SD2602 3.00% 12/1/2052[1]	2,717	2,373
Freddie Mac Pool #SD4116 4.50% 12/1/2052[1]	36,114	34,742
Freddie Mac Pool #SD8276 5.00% 12/1/2052[1]	78,393	77,180
Freddie Mac Pool #QF5422 4.00% 1/1/2053[1]	732	686
Freddie Mac Pool #SD8288 5.00% 1/1/2053[1]	3,580	3,524
Freddie Mac Pool #QF5680 5.50% 1/1/2053[1]	731	732
Freddie Mac Pool #SD8290 6.00% 1/1/2053[1]	183,729	185,989
Freddie Mac Pool #QF7852 4.00% 2/1/2053[1]	6,807	6,376
Freddie Mac Pool #SD8299 5.00% 2/1/2053[1]	836	823
Freddie Mac Pool #QF7144 5.50% 2/1/2053[1]	940	942
Freddie Mac Pool #QF8686 5.50% 2/1/2053[1]	489	492
Freddie Mac Pool #SD8301 6.00% 2/1/2053[1]	5,373	5,446
Freddie Mac Pool #SD8305 4.00% 3/1/2053[1]	9,820	9,202
Freddie Mac Pool #QG1084 4.00% 3/1/2053[1]	166	155
Freddie Mac Pool #QF8462 5.50% 3/1/2053[1]	3,773	3,776
Freddie Mac Pool #QF8554 5.50% 3/1/2053[1]	520	521
Freddie Mac Pool #QG0719 4.00% 4/1/2053[1]	481	450
Freddie Mac Pool #SD8315 5.00% 4/1/2053[1]	10,076	9,905
Freddie Mac Pool #SD2716 5.00% 4/1/2053[1]	6,852	6,746
Freddie Mac Pool #SD8316 5.50% 4/1/2053[1]	7,680	7,678
Freddie Mac Pool #QG1023 5.50% 4/1/2053[1]	865	866
Freddie Mac Pool #SD8322 4.50% 5/1/2053[1]	20,396	19,598
Freddie Mac Pool #SD8323 5.00% 5/1/2053[1]	141,634	139,164
Freddie Mac Pool #SD8324 5.50% 5/1/2053[1]	19,089	19,102
Freddie Mac Pool #SD3369 5.50% 5/1/2053[1]	1,480	1,482
Freddie Mac Pool #QG3365 5.50% 5/1/2053[1]	799	804
Freddie Mac Pool #QG1875 5.50% 5/1/2053[1]	532	531
Freddie Mac Pool #SD8325 6.00% 5/1/2053[1]	23,271	23,565
Freddie Mac Pool #SD2861 6.00% 5/1/2053[1]	5,209	5,304
Freddie Mac Pool #QG3376 6.00% 5/1/2053[1]	196	199
Freddie Mac Pool #SD8329 5.00% 6/1/2053[1]	151,323	148,682
Freddie Mac Pool #QG4719 5.00% 6/1/2053[1]	38,388	37,740
Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]	38,833	38,848
Freddie Mac Pool #SD8332 6.00% 6/1/2053[1]	42,973	43,503
Freddie Mac Pool #RA9279 6.00% 6/1/2053[1]	5,063	5,160
Freddie Mac Pool #RA9283 6.00% 6/1/2053[1]	4,799	4,886
Freddie Mac Pool #RA9281 6.00% 6/1/2053[1]	3,247	3,287
Freddie Mac Pool #SD3240 6.00% 6/1/2053[1]	2,474	2,505
Freddie Mac Pool #RA9284 6.00% 6/1/2053[1]	2,331	2,402
Freddie Mac Pool #RA9294 6.50% 6/1/2053[1]	1,035	1,068
Freddie Mac Pool #RA9292 6.50% 6/1/2053[1]	933	957
American Funds Mortgage Fund — Page 10 of 23

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RA9289 6.50% 6/1/2053[1]	USD850	$882
Freddie Mac Pool #RA9288 6.50% 6/1/2053[1]	840	872
Freddie Mac Pool #RA9287 6.50% 6/1/2053[1]	601	625
Freddie Mac Pool #RA9290 6.50% 6/1/2053[1]	452	468
Freddie Mac Pool #RA9291 6.50% 6/1/2053[1]	318	327
Freddie Mac Pool #RA9295 6.50% 6/1/2053[1]	247	259
Freddie Mac Pool #QG7153 4.00% 7/1/2053[1]	1,142	1,070
Freddie Mac Pool #QG7958 4.00% 7/1/2053[1]	923	864
Freddie Mac Pool #SD8341 5.00% 7/1/2053[1]	574	564
Freddie Mac Pool #SD8342 5.50% 7/1/2053[1]	139,563	139,662
Freddie Mac Pool #SD3386 5.50% 7/1/2053[1]	4,347	4,351
Freddie Mac Pool #QG7363 6.00% 7/1/2053[1]	13,869	14,079
Freddie Mac Pool #SD3553 6.00% 7/1/2053[1]	5,163	5,235
Freddie Mac Pool #SD3356 6.00% 7/1/2053[1]	2,135	2,162
Freddie Mac Pool #SD3432 6.00% 7/1/2053[1]	1,594	1,630
Freddie Mac Pool #SD8357 4.00% 8/1/2053[1]	17,882	16,737
Freddie Mac Pool #QG8909 5.00% 8/1/2053[1]	631	620
Freddie Mac Pool #SD3620 5.50% 8/1/2053[1]	13,761	13,883
Freddie Mac Pool #RA9636 6.00% 8/1/2053[1]	5,987	6,076
Freddie Mac Pool #SD3512 6.00% 8/1/2053[1]	531	538
Freddie Mac Pool #SD8375 4.00% 9/1/2053[1]	390	365
Freddie Mac Pool #SD8362 5.50% 9/1/2053[1]	388	388
Freddie Mac Pool #RA9857 6.00% 9/1/2053[1]	38,795	39,366
Freddie Mac Pool #RA9854 6.00% 9/1/2053[1]	11,379	11,618
Freddie Mac Pool #SD8363 6.00% 9/1/2053[1]	3,421	3,465
Freddie Mac Pool #SD8367 5.50% 10/1/2053[1]	62,483	62,468
Freddie Mac Pool #SD8368 6.00% 10/1/2053[1]	36,955	37,418
Freddie Mac Pool #SD4053 6.00% 10/1/2053[1]	29,750	30,134
Freddie Mac Pool #SD8369 6.50% 10/1/2053[1]	10,939	11,205
Freddie Mac Pool #SD6736 4.50% 11/1/2053[1]	69,464	66,747
Freddie Mac Pool #SD4977 5.00% 11/1/2053[1]	340,191	334,150
Freddie Mac Pool #SD8373 6.00% 11/1/2053[1]	65,488	66,295
Freddie Mac Pool #RJ0326 6.50% 11/1/2053[1]	4,383	4,516
Freddie Mac Pool #SD8392 4.00% 12/1/2053[1]	5,586	5,228
Freddie Mac Pool #QH5655 4.00% 12/1/2053[1]	302	282
Freddie Mac Pool #SD4842 6.00% 12/1/2053[1]	3,033	3,079
Freddie Mac Pool #SD6284 2.00% 1/1/2054[1]	3,352	2,693
Freddie Mac Pool #SD4614 6.50% 1/1/2054[1]	6,006	6,198
Freddie Mac Pool #SD4693 6.50% 1/1/2054[1]	5,517	5,665
Freddie Mac Pool #RJ0854 6.50% 1/1/2054[1]	1,335	1,371
Freddie Mac Pool #QI0001 4.00% 2/1/2054[1]	5,444	5,095
Freddie Mac Pool #QI0100 4.00% 2/1/2054[1]	276	259
Freddie Mac Pool #SD8401 5.50% 2/1/2054[1]	2,167	2,165
Freddie Mac Pool #SD4964 6.00% 2/1/2054[1]	17,716	18,032
Freddie Mac Pool #SD8402 6.00% 2/1/2054[1]	10,203	10,329
Freddie Mac Pool #QI0006 6.00% 2/1/2054[1]	4,934	4,995
Freddie Mac Pool #SD4966 6.50% 2/1/2054[1]	53,259	54,830
Freddie Mac Pool #RJ0856 6.50% 2/1/2054[1]	9,472	9,730
Freddie Mac Pool #SD8424 4.00% 3/1/2054[1]	3,000	2,807
Freddie Mac Pool #QI1723 4.00% 3/1/2054[1]	793	742
Freddie Mac Pool #QI1357 4.00% 3/1/2054[1]	79	74
Freddie Mac Pool #SD8408 5.50% 3/1/2054[1]	34,259	34,240
Freddie Mac Pool #RJ1066 5.50% 3/1/2054[1]	11,616	11,646
Freddie Mac Pool #RJ1076 6.00% 3/1/2054[1]	2,168	2,198
American Funds Mortgage Fund — Page 11 of 23

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RJ1015 6.50% 3/1/2054[1]	USD132	$136
Freddie Mac Pool #QI3594 4.00% 4/1/2054[1]	1,194	1,117
Freddie Mac Pool #SD8418 4.50% 4/1/2054[1]	5,105	4,905
Freddie Mac Pool #RJ1216 5.50% 4/1/2054[1]	6,056	6,082
Freddie Mac Pool #RJ1215 5.50% 4/1/2054[1]	1,186	1,186
Freddie Mac Pool #SD5303 6.00% 4/1/2054[1]	13,361	13,605
Freddie Mac Pool #RJ1348 6.00% 4/1/2054[1]	1,903	1,937
Freddie Mac Pool #QI3333 6.00% 4/1/2054[1]	889	902
Freddie Mac Pool #SD5221 6.50% 4/1/2054[1]	5,540	5,717
Freddie Mac Pool #SD8428 4.00% 5/1/2054[1]	36,746	34,384
Freddie Mac Pool #SD8430 5.00% 5/1/2054[1]	8,417	8,264
Freddie Mac Pool #RJ1419 5.50% 5/1/2054[1]	5,781	5,795
Freddie Mac Pool #RJ1429 6.00% 5/1/2054[1]	20,002	20,314
Freddie Mac Pool #SD8432 6.00% 5/1/2054[1]	3,695	3,741
Freddie Mac Pool #SD5692 6.00% 5/1/2054[1]	1,222	1,246
Freddie Mac Pool #SD5404 6.50% 5/1/2054[1]	49,707	51,180
Freddie Mac Pool #SD8433 6.50% 5/1/2054[1]	12,871	13,184
Freddie Mac Pool #RJ1441 6.50% 5/1/2054[1]	3,691	3,807
Freddie Mac Pool #SD8435 4.00% 6/1/2054[1]	723	676
Freddie Mac Pool #RJ1855 5.00% 6/1/2054[1]	3,683	3,620
Freddie Mac Pool #RJ1857 5.50% 6/1/2054[1]	6,433	6,448
Freddie Mac Pool #RJ1768 5.50% 6/1/2054[1]	1,352	1,357
Freddie Mac Pool #RJ1859 6.00% 6/1/2054[1]	26,650	27,138
Freddie Mac Pool #RJ1785 6.00% 6/1/2054[1]	8,356	8,489
Freddie Mac Pool #SD8439 6.00% 6/1/2054[1]	6,566	6,646
Freddie Mac Pool #RJ1779 6.00% 6/1/2054[1]	5,779	5,895
Freddie Mac Pool #SD5706 6.50% 6/1/2054[1]	55,366	57,059
Freddie Mac Pool #RJ1726 6.50% 6/1/2054[1]	20,894	21,514
Freddie Mac Pool #SD5701 6.50% 6/1/2054[1]	4,977	5,146
Freddie Mac Pool #RJ1725 6.50% 6/1/2054[1]	2,013	2,077
Freddie Mac Pool #SD8440 6.50% 6/1/2054[1]	1,956	2,003
Freddie Mac Pool #RJ1797 6.50% 6/1/2054[1]	1,875	1,923
Freddie Mac Pool #SD8458 4.00% 7/1/2054[1]	10,460	9,788
Freddie Mac Pool #QI8872 5.50% 7/1/2054[1]	2,295	2,301
Freddie Mac Pool #RJ1960 5.50% 7/1/2054[1]	353	354
Freddie Mac Pool #RJ1963 5.50% 7/1/2054[1]	287	287
Freddie Mac Pool #SD5790 6.00% 7/1/2054[1]	38,876	39,583
Freddie Mac Pool #RJ1975 6.00% 7/1/2054[1]	19,789	20,151
Freddie Mac Pool #RJ1964 6.00% 7/1/2054[1]	18,213	18,680
Freddie Mac Pool #SD8447 6.00% 7/1/2054[1]	14,321	14,496
Freddie Mac Pool #RJ1973 6.00% 7/1/2054[1]	13,169	13,419
Freddie Mac Pool #SD5949 6.00% 7/1/2054[1]	10,244	10,397
Freddie Mac Pool #SD5813 6.00% 7/1/2054[1]	6,062	6,177
Freddie Mac Pool #QI8874 6.00% 7/1/2054[1]	5,191	5,283
Freddie Mac Pool #SD5873 6.00% 7/1/2054[1]	1,921	1,949
Freddie Mac Pool #SD5896 6.00% 7/1/2054[1]	1,727	1,754
Freddie Mac Pool #QI8876 6.50% 7/1/2054[1]	33,677	34,675
Freddie Mac Pool #RJ1986 6.50% 7/1/2054[1]	21,114	21,662
Freddie Mac Pool #SD8448 6.50% 7/1/2054[1]	8,419	8,622
Freddie Mac Pool #SD5905 6.50% 7/1/2054[1]	7,747	7,991
Freddie Mac Pool #SD5986 6.50% 7/1/2054[1]	7,157	7,377
Freddie Mac Pool #QI9151 6.50% 7/1/2054[1]	7,139	7,346
Freddie Mac Pool #RJ2193 5.00% 8/1/2054[1]	3,716	3,657
Freddie Mac Pool #RJ2241 5.00% 8/1/2054[1]	2,658	2,617
American Funds Mortgage Fund — Page 12 of 23

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RJ2195 5.00% 8/1/2054[1]	USD2,402	$2,361
Freddie Mac Pool #RJ2200 5.50% 8/1/2054[1]	6,353	6,355
Freddie Mac Pool #RJ2201 5.50% 8/1/2054[1]	4,324	4,340
Freddie Mac Pool #RJ2206 5.50% 8/1/2054[1]	4,326	4,331
Freddie Mac Pool #SD6286 5.50% 8/1/2054[1]	3,649	3,664
Freddie Mac Pool #RJ2243 5.50% 8/1/2054[1]	3,649	3,658
Freddie Mac Pool #RJ2202 5.50% 8/1/2054[1]	1,740	1,746
Freddie Mac Pool #RJ2203 5.50% 8/1/2054[1]	652	655
Freddie Mac Pool #RJ2210 6.00% 8/1/2054[1]	26,388	26,734
Freddie Mac Pool #RJ2211 6.00% 8/1/2054[1]	17,323	17,663
Freddie Mac Pool #RJ2216 6.00% 8/1/2054[1]	14,820	15,042
Freddie Mac Pool #RJ2213 6.00% 8/1/2054[1]	11,861	12,091
Freddie Mac Pool #RJ2245 6.00% 8/1/2054[1]	11,346	11,547
Freddie Mac Pool #SD8454 6.00% 8/1/2054[1]	7,457	7,548
Freddie Mac Pool #RJ2212 6.00% 8/1/2054[1]	5,197	5,297
Freddie Mac Pool #SD6045 6.00% 8/1/2054[1]	4,366	4,450
Freddie Mac Pool #SD6029 6.00% 8/1/2054[1]	3,431	3,498
Freddie Mac Pool #SD8455 6.50% 8/1/2054[1]	45,306	46,422
Freddie Mac Pool #RJ2222 6.50% 8/1/2054[1]	25,744	26,603
Freddie Mac Pool #RJ2223 6.50% 8/1/2054[1]	14,849	15,346
Freddie Mac Pool #SD6034 6.50% 8/1/2054[1]	10,971	11,337
Freddie Mac Pool #RJ2247 6.50% 8/1/2054[1]	9,773	10,061
Freddie Mac Pool #RJ2228 6.50% 8/1/2054[1]	6,008	6,169
Freddie Mac Pool #SD6047 6.50% 8/1/2054[1]	4,096	4,232
Freddie Mac Pool #SD6035 6.50% 8/1/2054[1]	2,801	2,891
Freddie Mac Pool #RJ2422 5.50% 9/1/2054[1]	7,188	7,190
Freddie Mac Pool #RJ2415 5.50% 9/1/2054[1]	3,008	3,024
Freddie Mac Pool #RJ2408 5.50% 9/1/2054[1]	2,682	2,688
Freddie Mac Pool #SD6328 5.50% 9/1/2054[1]	851	854
Freddie Mac Pool #QJ3044 5.50% 9/1/2054[1]	347	346
Freddie Mac Pool #RJ2409 6.00% 9/1/2054[1]	32,940	33,523
Freddie Mac Pool #RJ2314 6.00% 9/1/2054[1]	11,797	12,006
Freddie Mac Pool #RJ2312 6.00% 9/1/2054[1]	6,587	6,716
Freddie Mac Pool #RJ2308 6.00% 9/1/2054[1]	6,187	6,306
Freddie Mac Pool #RJ2306 6.00% 9/1/2054[1]	5,610	5,730
Freddie Mac Pool #RJ2309 6.00% 9/1/2054[1]	3,663	3,718
Freddie Mac Pool #SD6288 6.50% 9/1/2054[1]	35,735	36,848
Freddie Mac Pool #SD8464 6.50% 9/1/2054[1]	24,089	24,682
Freddie Mac Pool #RJ2474 6.50% 9/1/2054[1]	23,115	23,732
Freddie Mac Pool #SD6702 6.50% 9/1/2054[1]	15,738	16,237
Freddie Mac Pool #RJ2411 6.50% 9/1/2054[1]	15,186	15,609
Freddie Mac Pool #RJ2323 6.50% 9/1/2054[1]	9,053	9,355
Freddie Mac Pool #RJ2470 6.50% 9/1/2054[1]	8,460	8,688
Freddie Mac Pool #SD6271 6.50% 9/1/2054[1]	6,297	6,507
Freddie Mac Pool #RJ2320 6.50% 9/1/2054[1]	3,573	3,687
Freddie Mac Pool #SD6531 6.50% 9/1/2054[1]	3,244	3,342
Freddie Mac Pool #QJ4693 6.50% 9/1/2054[1]	3,074	3,163
Freddie Mac Pool #RJ2325 6.50% 9/1/2054[1]	1,920	1,973
Freddie Mac Pool #SD8481 4.00% 10/1/2054[1]	4,377	4,095
Freddie Mac Pool #QJ5986 4.00% 10/1/2054[1]	3,000	2,807
Freddie Mac Pool #RJ2625 5.50% 10/1/2054[1]	20,523	20,606
Freddie Mac Pool #SD6911 6.50% 10/1/2054[1]	54,915	56,596
Freddie Mac Pool #SD6733 6.50% 10/1/2054[1]	4,761	4,888
Freddie Mac Pool #SD8471 6.50% 10/1/2054[1]	383	392
American Funds Mortgage Fund — Page 13 of 23

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD8484 4.00% 11/1/2054[1]	USD4,000	$3,743
Freddie Mac Pool #SD8473 4.50% 11/1/2054[1]	7,103	6,824
Freddie Mac Pool #RJ2851 4.50% 11/1/2054[1]	4,993	4,797
Freddie Mac Pool #RJ2860 5.00% 11/1/2054[1]	14,970	14,693
Freddie Mac Pool #RJ2917 5.50% 11/1/2054[1]	23,665	23,670
Freddie Mac Pool #RJ2922 6.00% 11/1/2054[1]	1,654	1,675
Freddie Mac Pool #SD8487 4.00% 12/1/2054[1]	10,500	9,825
Freddie Mac Pool #RJ3012 5.00% 12/1/2054[1]	29,255	28,756
Freddie Mac Pool #RJ3017 5.00% 12/1/2054[1]	14,189	13,930
Freddie Mac Pool #RJ3082 5.50% 12/1/2054[1]	8,774	8,795
Freddie Mac, Series K052, Class A2, Multi Family, 3.151% 11/25/2025[1]	2,500	2,466
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030[1]	24,000	23,930
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[1,3]	2,254	2,104
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056[1]	3,897	3,392
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056[1,3]	8,524	8,058
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[1]	589	517
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[1]	2,697	2,475
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[1,3]	2,599	2,413
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[1]	3,694	3,152
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]	878	839
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058[1]	1,253	1,115
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[1]	491	468
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[1]	1,051	935
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[1]	646	576
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2024-2, Class MT, 3.50% 5/25/2064[1]	59,107	52,380
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028[1]	4,029	3,881
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-3, Class AC, 2.00% 11/25/2030[1]	27,049	23,944
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-1, Class AC, 2.25% 5/26/2031[1]	27,878	25,030
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-2, Class AD, 2.00% 7/25/2031[1]	23,608	20,843
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[1]	24,673	23,504
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-2, Class AC, 2.00% 9/27/2060[1]	28,580	25,418
Government National Mortgage Assn. 3.00% 12/1/2054[1,4]	4,850	4,299
Government National Mortgage Assn. 4.50% 12/1/2054[1,4]	198,690	191,741
Government National Mortgage Assn. 5.00% 12/1/2054[1,4]	10,531	10,379
Government National Mortgage Assn. 5.50% 12/1/2054[1,4]	23,449	23,474
Government National Mortgage Assn. Pool #778205 4.00% 3/20/2032[1]	244	239
Government National Mortgage Assn. Pool #778208 4.00% 5/20/2032[1]	276	269
Government National Mortgage Assn. Pool #796771 6.50% 10/20/2032[1]	243	248
Government National Mortgage Assn. Pool #AD0867 4.25% 4/20/2034[1]	503	493
Government National Mortgage Assn. Pool #AH5896 3.75% 7/20/2034[1]	518	499
Government National Mortgage Assn. Pool #AH5904 3.25% 2/20/2035[1]	884	837
Government National Mortgage Assn. Pool #AH5907 3.25% 4/20/2035[1]	698	661
Government National Mortgage Assn. Pool #AH5908 3.25% 5/20/2035[1]	1,093	1,040
Government National Mortgage Assn. Pool #AC2887 5.00% 7/20/2035[1]	83	83
Government National Mortgage Assn. Pool #417292 3.25% 8/20/2035[1]	1,526	1,449
Government National Mortgage Assn. Pool #AA7288 3.75% 6/20/2037[1]	252	239
Government National Mortgage Assn. Pool #AA4803 6.50% 10/20/2038[1]	45	46
Government National Mortgage Assn. Pool #773549 6.50% 12/20/2038[1]	123	124
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039[1]	821	863
Government National Mortgage Assn. Pool #AH5905 3.25% 1/20/2040[1]	617	561
Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040[1]	850	872
Government National Mortgage Assn. Pool #AH5909 3.25% 5/20/2040[1]	387	352
Government National Mortgage Assn. Pool #AH5912 3.25% 8/20/2040[1]	457	415
Government National Mortgage Assn. Pool #AC2904 4.50% 5/20/2041[1]	335	328
American Funds Mortgage Fund — Page 14 of 23

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041[1]	USD630	$644
Government National Mortgage Assn. Pool #MA0274 4.50% 7/20/2041[1]	190	185
Government National Mortgage Assn. Pool #005158 5.00% 8/20/2041[1]	480	481
Government National Mortgage Assn. Pool #005165 6.50% 8/20/2041[1]	42	42
Government National Mortgage Assn. Pool #MA0273 4.00% 9/20/2041[1]	415	389
Government National Mortgage Assn. Pool #AB3621 4.50% 9/20/2041[1]	100	97
Government National Mortgage Assn. Pool #AE5743 5.00% 9/20/2041[1]	930	922
Government National Mortgage Assn. Pool #MA0310 4.50% 10/20/2041[1]	410	399
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041[1]	476	467
Government National Mortgage Assn. Pool #793043 2.75% 1/15/2042[1]	273	241
Government National Mortgage Assn. Pool #799829 2.75% 2/15/2042[1]	159	140
Government National Mortgage Assn. Pool #AB2159 4.50% 3/20/2042[1]	493	484
Government National Mortgage Assn. Pool #770241 4.00% 5/20/2042[1]	282	272
Government National Mortgage Assn. Pool #AA0526 2.75% 6/15/2042[1]	34	30
Government National Mortgage Assn. Pool #792276 3.50% 6/15/2042[1]	147	137
Government National Mortgage Assn. Pool #770242 4.00% 6/20/2042[1]	435	420
Government National Mortgage Assn. Pool #AC2872 4.00% 6/20/2042[1]	167	158
Government National Mortgage Assn. Pool #799343 3.50% 7/15/2042[1]	309	291
Government National Mortgage Assn. Pool #AB1330 2.75% 8/15/2042[1]	215	190
Government National Mortgage Assn. Pool #AB1591 2.75% 9/15/2042[1]	188	166
Government National Mortgage Assn. Pool #AG5105 3.50% 9/20/2043[1]	258	238
Government National Mortgage Assn. Pool #AG5106 4.00% 9/20/2043[1]	357	341
Government National Mortgage Assn. Pool #AA7306 3.50% 11/20/2043[1]	643	590
Government National Mortgage Assn. Pool #AH5880 3.75% 5/20/2044[1]	892	831
Government National Mortgage Assn. Pool #AH5881 4.25% 5/20/2044[1]	422	405
Government National Mortgage Assn. Pool #MA3727 4.00% 6/20/2046[1]	904	856
Government National Mortgage Assn. Pool #MA4511 4.00% 6/20/2047[1]	3,027	2,886
Government National Mortgage Assn. Pool #MA6041 4.50% 7/20/2049[1]	248	243
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049[1]	7	7
Government National Mortgage Assn. Pool #MA6709 2.50% 6/20/2050[1]	48	41
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050[1]	7,843	6,460
Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050[1]	5,276	4,487
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[1]	9,942	8,187
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[1]	59,747	50,081
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[1]	6,667	5,603
Government National Mortgage Assn. Pool #785792 2.50% 12/20/2051[1]	80,470	67,376
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051[1]	6,194	5,340
Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052[1]	2,835	2,425
Government National Mortgage Assn. Pool #785847 2.50% 1/20/2052[1]	2,188	1,839
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052[1]	13,933	11,915
Government National Mortgage Assn. Pool #MA7936 2.50% 3/20/2052[1]	9,106	7,787
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052[1]	8,420	7,169
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052[1]	5,601	4,762
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052[1]	4,156	3,554
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052[1]	3,905	3,465
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[1]	22,358	20,456
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[1]	8,632	8,123
Government National Mortgage Assn. Pool #MA8426 4.00% 11/20/2052[1]	7,003	6,590
Government National Mortgage Assn. Pool #MA8567 4.00% 1/20/2053[1]	6,192	5,827
Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053[1]	4,016	3,779
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[1]	18,024	17,410
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054[1]	1,766	1,662
Government National Mortgage Assn. Pool #773441 5.20% 4/20/2062[1]	1	1
Government National Mortgage Assn. Pool #AG8235 5.20% 12/20/2064[1]	1	1
American Funds Mortgage Fund — Page 15 of 23

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #AQ8290 4.894% 2/20/2066[1]	USD6	$6
Government National Mortgage Assn. Pool #AQ8292 5.17% 2/20/2066[1]	1	1
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[1]	7,859	5,915
Government National Mortgage Assn., Series 2016-H13, Class IO, interest only, 0.493% 5/20/2066[1,3]	3,653	35
Uniform Mortgage-Backed Security 2.50% 12/1/2039[1,4]	3,625	3,338
Uniform Mortgage-Backed Security 4.00% 12/1/2039[1,4]	11,000	10,690
Uniform Mortgage-Backed Security 2.50% 1/1/2040[1,4]	14,855	13,692
Uniform Mortgage-Backed Security 2.50% 11/1/2054[1,4]	— [2]	— [2]
Uniform Mortgage-Backed Security 2.00% 12/1/2054[1,4]	22,976	18,409
Uniform Mortgage-Backed Security 2.50% 12/1/2054[1,4]	7,517	6,292
Uniform Mortgage-Backed Security 3.00% 12/1/2054[1,4]	1	1
Uniform Mortgage-Backed Security 3.50% 12/1/2054[1,4]	172,460	156,341
Uniform Mortgage-Backed Security 4.00% 12/1/2054[1,4]	270,724	253,215
Uniform Mortgage-Backed Security 4.50% 12/1/2054[1,4]	99,809	95,849
Uniform Mortgage-Backed Security 5.00% 12/1/2054[1,4]	77,272	75,830
Uniform Mortgage-Backed Security 5.50% 12/1/2054[1,4]	45,175	45,126
Uniform Mortgage-Backed Security 6.00% 12/1/2054[1,4]	2	2
Uniform Mortgage-Backed Security 6.50% 12/1/2054[1,4]	146,590	150,087
Uniform Mortgage-Backed Security 7.00% 12/1/2054[1,4]	122,963	127,392
Uniform Mortgage-Backed Security 2.00% 1/1/2055[1,4]	13,428	10,772
Uniform Mortgage-Backed Security 2.50% 1/1/2055[1,4]	1,527	1,280
Uniform Mortgage-Backed Security 3.50% 1/1/2055[1,4]	88,793	80,522
		9,264,822
Commercial mortgage-backed securities 1.16%
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 6.507% 4/15/2037[1,3,5]	6,000	6,038
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 6.724% 6/15/2027[1,3,5]	7,875	7,919
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.424% 9/15/2036[1,3,5]	26,900	26,869
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 5.623% 10/15/2036[1,3,5]	19,921	19,833
BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 5.394% 6/15/2038[1,3,5]	15,250	15,227
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[1,3,5]	31,782	32,496
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 5.804% 7/15/2038[1,3,5]	5,583	5,591
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 5.455% 11/15/2038[1,3,5]	17,252	17,247
		131,220
Collateralized mortgage-backed obligations (privately originated) 0.79%
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 1/25/2049[1,3,5]	44	43
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[1,3,5]	14,652	13,695
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[1,3,5]	897	793
FARM Mortgage Trust, Series 2024-1, Class A, 4.721% 10/1/2053[1,3,5]	19,226	18,486
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A1, 5.196% 8/1/2054[1,3,5]	9,329	9,280
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061 (5.75% on 4/25/2025)[1,5,6]	3,346	3,344
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-INV2, Class A1, 6.50% 2/25/2054[1,3,5]	23,963	24,338
PMT Loan Trust, Series 2024-INV1, Class A2, 6.00% 10/25/2059[1,3,5]	9,456	9,521
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[1,3,5]	558	554
Towd Point Mortgage Trust, Series 2015-3, Class M2, 4.00% 3/25/2054[1,3,5]	2,534	2,512
Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 4/25/2055[1,3,5]	1,259	1,253
Towd Point Mortgage Trust, Series 2016-2, Class M1, 3.00% 8/25/2055[1,3,5]	4,873	4,766
Towd Point Mortgage Trust, Series 2017-5, Class A1, 5.302% 2/25/2057[1,3,5]	31	32
		88,617
Total mortgage-backed obligations		9,484,659
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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes 9.43% U.S. Treasury 9.43%	Principal amount (000)	Value (000)
U.S. Treasury 2.75% 2/28/2025	USD36,859	$36,709
U.S. Treasury 4.625% 2/28/2025	36,859	36,866
U.S. Treasury 3.875% 3/31/2025	27,326	27,276
U.S. Treasury 4.625% 6/30/2025	36,859	36,905
U.S. Treasury 4.25% 1/31/2026[7]	135,000	134,887
U.S. Treasury 4.50% 3/31/2026	20,000	20,053
U.S. Treasury 4.375% 7/31/2026	37,000	37,084
U.S. Treasury 0.875% 9/30/2026	400	377
U.S. Treasury 3.50% 9/30/2026	44,000	43,457
U.S. Treasury 1.25% 5/31/2028	3,800	3,448
U.S. Treasury 1.25% 6/30/2028	19,000	17,202
U.S. Treasury 4.125% 7/31/2028[7]	118,000	118,018
U.S. Treasury 1.75% 1/31/2029[7]	10,000	9,105
U.S. Treasury 4.50% 5/31/2029	336,000	341,565
U.S. Treasury 1.625% 5/15/2031[7]	6,000	5,156
U.S. Treasury 4.25% 6/30/2031[7]	100,000	100,691
U.S. Treasury 1.25% 8/15/2031[7]	6,000	4,995
U.S. Treasury 3.625% 9/30/2031	40,000	38,808
U.S. Treasury 1.875% 2/15/2032[7]	10,000	8,594
U.S. Treasury 2.875% 5/15/2032[7]	5,822	5,349
U.S. Treasury 1.375% 11/15/2040[7]	3,168	2,069
U.S. Treasury 1.875% 2/15/2041[7]	18,333	12,946
U.S. Treasury 3.25% 5/15/2042[7]	8,193	7,009
U.S. Treasury 1.875% 2/15/2051[7]	11,600	6,963
U.S. Treasury 2.00% 8/15/2051	11,000	6,783
		1,062,315
Asset-backed obligations 1.19%
ACHV ABS Trust, Series 2023-3PL, Class B, 7.17% 8/19/2030[1,5]	80	80
American Credit Acceptance Receivables Trust, Series 2024-3, Class A, 5.76% 11/12/2027[1,5]	2,987	3,000
American Credit Acceptance Receivables Trust, Series 2024-4, Class A, 4.81% 3/13/2028[1,5]	1,552	1,552
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A2, 4.84% 9/15/2027[1]	1,439	1,439
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,5]	5,028	4,891
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[1,5]	2,231	2,003
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,5]	9,505	8,962
CPS Auto Receivables Trust, Series 2024-D, Class A, 4.91% 6/15/2028[1,5]	1,313	1,315
Drive Auto Receivables Trust, Series 2024-2, Class A2, 4.94% 12/15/2027[1]	3,906	3,911
Drive Auto Receivables Trust, Series 2024-2, Class A3, 4.50% 9/15/2028[1]	2,905	2,895
Exeter Automobile Receivables Trust, Series 2024-4A, Class A2, 5.60% 5/17/2027[1]	1,883	1,887
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[1,5]	22,413	23,003
GLS Auto Receivables Trust, Series 2024-3A, Class A2, 5.35% 8/16/2027[1,5]	1,830	1,835
GLS Auto Receivables Trust, Series 2024-4A, Class A2, 4.76% 10/15/2027[1,5]	2,281	2,282
GLS Auto Receivables Trust, Series 2024-3A, Class A3, 5.02% 4/17/2028[1,5]	2,085	2,092
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[1,5]	1,921	1,733
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[1,5]	3,430	3,072
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[1,5]	4,717	4,337
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[1,5]	6,020	5,555
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[1,5]	16,607	15,387
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD CME Term SOFR + 0.854%) 5.461% 4/20/2062[1,3,5]	8,577	8,530
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,5]	12,130	11,194
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027[1]	4,371	4,383
Santander Drive Auto Receivables Trust, Series 2024-5, Class A2, 4.88% 9/15/2027[1]	3,921	3,926
American Funds Mortgage Fund — Page 17 of 23

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)		Principal amount (000)	Value (000)
Santander Drive Auto Receivables Trust, Series 2022-4, Class B, 4.42% 11/15/2027[1]		USD1,677	$1,674
Santander Drive Auto Receivables Trust, Series 2023-1, Class B, 4.98% 2/15/2028[1]		615	615
Santander Drive Auto Receivables Trust, Series 2023-4, Class A3, 5.73% 4/17/2028[1]		725	730
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053[1,5]		1,266	1,127
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029[1]		7,488	7,605
World OMNI Select Auto Trust, Series 2024-A, Class A2A, 5.37% 2/15/2028[1]		3,328	3,342
			134,357
Total bonds, notes & other debt instruments (cost: $10,746,401,000)			10,681,331
Short-term securities 18.47% Federal agency bills & notes 13.52% Federal agency bonds & notes 10.86%	Weighted average yield at acquisition
Federal Home Loan Bank 12/20/2024	4.568%	150,000	149,664
Federal Home Loan Bank 12/26/2024	4.360	150,000	149,556
Federal Home Loan Bank 12/27/2024	4.366	100,000	99,691
Federal Home Loan Bank 12/30/2024	4.474	275,000	274,051
Federal Home Loan Bank 1/8/2025	4.500	100,000	99,544
Federal Home Loan Bank 1/10/2025	4.275	50,000	49,760
Federal Home Loan Bank 1/15/2025	4.478	150,000	149,188
Federal Home Loan Bank 1/31/2025	4.423	150,000	148,895
Federal Home Loan Bank 2/14/2025	4.347	50,000	49,547
Federal Home Loan Bank 2/19/2025	4.362	54,000	53,478
			1,223,374
Interest bearing bills & notes 2.66%	Coupon rate
Federal Home Loan Bank (USD-SOFR + 0.015%) 1/9/2025 [3]	4.585	100,000	100,000
Federal Home Loan Bank (USD-SOFR + 0.02%) 1/23/2025 [3]	4.590	100,000	99,999
Federal Home Loan Bank (USD-SOFR + 1.50%) 5/2/2025 [3]	4.585	100,000	100,000
			299,999
			1,523,373
Money market investments 4.95%		Shares
Capital Group Central Cash Fund 4.65%[8,9]		5,575,899	557,646
Total short-term securities (cost: $2,080,748,000)			2,081,019
Options purchased (equity style) 0.02%
Options purchased (equity style)*			2,409
Total options purchased (equity style) (cost: $2,282,000)			2,409
Total investment securities 113.29% (cost: $12,829,431,000)			12,764,759
Other assets less liabilities (13.29)%			(1,497,076)
Net assets 100.00%			$11,267,683
American Funds Mortgage Fund — Page 18 of 23

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*Options purchased (equity style)

Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 11/30/2024 (000)
Call
3 Month SOFR Futures Option	1,139	6/13/2025	USD97.00	USD284,750	$178
3 Month SOFR Futures Option	355	6/13/2025	98.00	88,750	20
3 Month SOFR Futures Option	511	9/12/2025	97.00	127,750	160
3 Month SOFR Futures Option	3,384	12/12/2025	97.00	846,000	2,051
					$2,409
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 11/30/2024 (000)
2 Year U.S. Treasury Note Futures	Long	23,254	4/3/2025	USD4,792,868	$8,771
5 Year U.S. Treasury Note Futures	Long	15,768	4/3/2025	1,696,661	9,499
10 Year Ultra U.S. Treasury Note Futures	Long	7,800	3/31/2025	895,416	14,667
10 Year U.S. Treasury Note Futures	Long	6,924	3/31/2025	769,862	5,644
20 Year U.S. Treasury Note Futures	Short	5,427	3/31/2025	(648,527)	(13,640)
30 Year Ultra U.S. Treasury Bond Futures	Long	1,691	3/31/2025	215,074	3,688
					$28,629
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 11/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 11/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.6038%	Annual	1/8/2034	USD46,550	$334	$—	$334
SOFR	Annual	3.41%	Annual	7/28/2045	115,000	5,211	—	5,211
						$5,545	$—	$5,545
Investments in affiliates9

	Value at 9/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 11/30/2024 (000)	Dividend or interest income (000)
Short-term securities 4.95%
Money market investments 4.95%
Capital Group Central Cash Fund 4.65%[8]	$554,414	$1,579,346	$1,575,985	$34	$(163)	$557,646	$4,392

American Funds Mortgage Fund — Page 19 of 23

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[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[4]	Purchased on a TBA basis.
[5]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $321,787,000, which represented 2.86% of the net assets of the fund.

[6]	Step bond; coupon rate may change at a later date.
[7]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $88,199,000, which represented .78% of the net assets of the fund.
[8]	Rate represents the seven-day yield at 11/30/2024.
[9]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Mortgage Fund — Page 20 of 23

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Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. The average month-end notional amount of options on futures while held was $2,386,508,000. The average month-end notional amount of futures contracts while held was $9,618,296,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of interest rate swaps while held were $362,189,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
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Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of November 30, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$9,484,659	$—	$9,484,659
U.S. Treasury bonds & notes	—	1,062,315	—	1,062,315
Asset-backed obligations	—	134,357	—	134,357
Short-term securities	557,646	1,523,373	—	2,081,019
Options purchased on futures (equity style)	2,409	—	—	2,409
Total	$560,055	$12,204,704	$—	$12,764,759

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$42,269	$—	$—	$42,269
Unrealized appreciation on centrally cleared interest rate swaps	—	5,545	—	5,545
Liabilities:
Unrealized depreciation on futures contracts	(13,640)	—	—	(13,640)
Total	$28,629	$5,545	$—	$34,174
*
Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
Key to abbreviation(s)
Assn. = Association
CME = CME Group
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
American Funds Mortgage Fund — Page 22 of 23

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Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
MFGEFP1-042-0125
American Funds Mortgage Fund — Page 23 of 23